Bargain Purchase Gain - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 20, 2012 Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Number of Shares of Acquired Common Stock		501
Business Acquisition Cash consideration	$ 7,997	$ 20,532
Reduced management fees		$ 3,852
Business Acquisition, Percentage of Equity Interests Acquired		50.10%
Common Shares Outstanding Business Acquisition		1,000